Financial liabilities - Convertible Loans - Narrative (Details)			1 Months Ended	12 Months Ended				24 Months Ended
	Sep. 11, 2020 USD ($) $ / shares shares	Dec. 23, 2019 USD ($) Trigger Derivative	Jan. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Oct. 19, 2020 $ / shares	Sep. 24, 2020	Sep. 22, 2020	Sep. 21, 2020 $ / shares shares	Dec. 20, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds from Convertible loans				$ 0	$ 0	$ 2,931,000
Discount rate				2.25%	0.30%	0.15%		0.15%
Capital distribution to shareholders on receipt of convertible loans (Note 24)						$ 421,000
Conversion price per share (in USD per share) | $ / shares	$ 4.891											$ 4.891
Loss on change in fair value of convertible loans				$ 0	$ 0	564,000	$ 0
Conversion of Convertible Loans (Note 26.1)				$ 24,148,000		24,148,000
Amendment No. 1 to the Investment Agreement
Disclosure of detailed information about borrowings [line items]
Subscription price per share (in USD per share) | $ / shares	$ 5.755								$ 5.755			$ 5.755
Preferred shares
Disclosure of detailed information about borrowings [line items]
Number of shares issued in conversion (in shares) | shares	4,195,966											4,195,966
Capital Reserves (Reserves)
Disclosure of detailed information about borrowings [line items]
Capital distribution to shareholders on receipt of convertible loans (Note 24)						421,000	2,637,000	$ 3,058,000
Conversion of Convertible Loans (Note 26.1)						23,920,000
Convertible loan
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 20,000,000
Borrowings, interest rate		4.00%		7.45%
Proceeds from Convertible loans			$ 2,931,000				17,069,000
Number of triggers | Trigger		3
Number of embedded derivatives | Derivative		2
Conversion price as a percentage of the share price										80.00%	85.00%
Gross proceeds threshold		$ 10,000,000
Convertible loans at fair value			$ 3,352,000	$ 0	0	19,737,000	$ 0	$ 19,737,000					$ 19,720,000
Percentage probability of securing A2 financing	100.00%			90.00%			90.00%
Loss on change in fair value of convertible loans					$ (564,000)	$ 0
Conversion of Convertible Loans (Note 26.1)	$ 24,148,000
Convertible loan | Minimum
Disclosure of detailed information about borrowings [line items]
CoC multiple		150.00%
Share price (in USD per share) | $ / shares							$ 3.20
Discount rate							11.40%
Convertible loan | Maximum
Disclosure of detailed information about borrowings [line items]
CoC multiple		250.00%
Share price (in USD per share) | $ / shares							$ 3.75
Discount rate							12.00%